RECENTLY ADOPTED AND ISSUED ACCOUNTING PRONOUNCMENTS	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
RECENTLY ADOPTED AND ISSUED ACCOUNTING PRONOUNCMENTS

In October 2009, the FASB issued amendments to the accounting and disclosure for revenue recognition. These amendments, effective for fiscal years beginning on or after June 15, 2010 (early adoption is permitted), modify the criteria for recognizing revenue in multiple element arrangements and require companies to develop a best estimate of the selling price to separate deliverables and allocate arrangement consideration using the relative selling price method. Additionally, the amendments eliminate the residual method for allocating arrangement considerations. The adoption of the new guidance did not have a material impact on the Company's consolidated financial statements.

In May 2011, the FASB issued amended guidance and disclosure requirements for fair value measurements.  These changes will be effective January 1, 2012 on a prospective basis. Early application is not permitted. These amendments are not expected to have a material impact to the consolidated financial results.